FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Share capital	$ 94,480,512	$ 85,147,700
Reserves	10,787,553	8,940,059
Deficit	(66,933,241)	(63,209,457)
Capital	$ 38,334,824	$ 30,878,302